Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using the equity method
Schedule of investment in associate and percentage of equity interest held in associate

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
At beginning of year	115,124	172,757	184,907
Additions	60,000	—	—
Share of (losses)/gain of associate	(4,878)	12,150	25,291
Gain on dilution of interest in associate (Note 8)	2,511	—	—
	172,757	184,907	210,198
Less: impairment loss allowance	—	—	(10,998)
At end of year	172,757	184,907	199,200

Schedule of Summarised financial information for associate

Summarised balance sheet	As at December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Total assets	423,148	1,075,852	1,686,575
Total liabilities	(60,650)	(682,979)	(1,230,475)
Net assets	362,498	392,873	456,100

Summarised income statement	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Operating income	51,690	96,372	144,762
Profit or loss from continuing operations	(13,473)	30,375	63,228

Group’s share %	40%	40%	40%
Group’s share in net assets	144,999	157,149	182,440
Goodwill	27,758	27,758	27,758
	172,757	184,907	210,198
Less: impairment charges on associates	—	—	(10,998)
Carrying amount	172,757	184,907	199,200

Schedule of Investment in joint venture and percentage of equity interest held in joint venture

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

At beginning of year	3,705	2,976	439
Additions	2,040	—	—
Share of losses of joint venture	(2,924)	(2,204)	(439)
Exchange difference	155	(333)	—
At end of year	2,976	439	—